SPDR® Series Trust

One Iron Street

Boston, MA 02210

November 1, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the four Prospectuses for the above-referenced Registrant do not differ from the Prospectuses contained in Post-Effective Amendment No. 311 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 2023 with a designated effective date of October 31, 2023 (Accession No. 0001193125-23-264158).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.

Edmund Gerard Maiorana, Jr.

Assistant Secretary

Cc:	W. John McGuire, Esq.